Convertible debentures - Schedule of gain on change in fair value (Details)																											2 Months Ended		4 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 $ / shares	Mar. 20, 2026 USD ($)	Mar. 20, 2026 $ / shares	Jul. 25, 2025 $ / shares	Jul. 07, 2025 $ / shares	Jun. 05, 2025 USD ($)	Jun. 05, 2025 $ / shares	May 23, 2025 $ / shares	May 21, 2025 USD ($)	May 21, 2025 $ / shares	May 12, 2025 USD ($)	May 12, 2025 $ / shares	May 05, 2025 $ / shares	Apr. 23, 2025 USD ($)	Apr. 23, 2025 $ / shares	Apr. 15, 2025 $ / shares	Apr. 10, 2025 USD ($)	Apr. 10, 2025 $ / shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 $ / shares	Mar. 06, 2025 $ / shares	Feb. 26, 2025 $ / shares	Feb. 07, 2025 $ / shares	Jan. 20, 2025 $ / shares	Dec. 13, 2024 $ / shares	Nov. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares	Aug. 11, 2026 USD ($)	Aug. 11, 2026 $ / shares	Sep. 30, 2026 USD ($)	Sep. 30, 2026 $ / shares	Sep. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)		$ 6.73		$ 3.07				$ 18.78	$ 15.89		$ 17.03		$ 12.77	$ 11.86		$ 9.53			$ 9.38		$ 11.08	$ 6.44	$ 8.27	$ 16.16	$ 4.9	$ 5.85						$ 5.11			$ 5.2
Conversion price (CAD) (in Dollars per share)		$ 3		$ 3				$ 6.6	$ 6.25		$ 6.6		$ 6.6	$ 6.25		$ 6.6			$ 6.6		$ 6.6	$ 4.85	$ 4.85	$ 4.85	$ 4.85	$ 6.25						$ 3			$ 6.25
Expected Volatility	142.21%		136.65%		168.20%	132.95%	107.90%		111.59%	107.09%		106.62%		109.68%	108.27%		119.78%	107.93%		108.64%		106.09%	104.91%	105.28%	93.66%	98.04%					154.78%			146.51%	100.68%
Risk free interest rate	2.79%		3.03%		2.77%	2.69%	2.86%		2.83%	2.97%		2.80%		2.83%	2.84%		2.54%	2.81%		2.61%		2.72%	2.70%	2.63%	2.99%	2.78%					3.35%			2.55%	2.70%
Expected life (years)	1 year 11 months 19 days		2 years		2 years	1 year 9 months 7 days	2 years 10 months 9 days		2 years 7 months 6 days	2 years 10 months 24 days		2 years 11 months 4 days		2 years 7 months 20 days	2 years 11 months 23 days		2 years	3 years		3 years		3 years	2 years 10 months 24 days	2 years 11 months 12 days	3 years	3 years					1 year 5 months 19 days			1 year 6 months 21 days	2 years 11 months 12 days
Credit Spread	25.00%		25.00%			25.00%	25.00%		25.00%	25.00%		25.00%		25.00%	25.00%		25.00%	25.00%		25.00%		25.00%	25.00%	25.00%	25.00%	12.25%	25.00%	25.00%			25.00%				12.25%
Foreign exchange rate	0.717		0.729		1.37	1.37	0.7321		0.727	0.7221		0.7144		0.724	0.7209		1.39	0.7135		0.6952		0.6989	0.6974	0.6994	0.6978	0.7025	1.4	1.38			0.7048			1.37	0.6952
Conversion value (in Dollars) | $	$ 6,655,088		$ 2,739,338				$ 3,740,737			$ 3,404,094		$ 2,612,294			$ 2,001,723			$ 2,029,678		$ 1,954,755											$ 684,619
Post-consolidated share price (USD) (in Dollars per share)					$ 0.0041	$ 0.0041											$ 0.0041										$ 0.0041	$ 0.0041						$ 0.0041
Post-consolidated exercise price (USD) (in Dollars per share)					$ 0.006																													$ 0.006
Post-consolidated conversion price (USD) (in Dollars per share)						$ 3.6											$ 3.6										$ 3.6	$ 3.6
Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																											124.06%	136.82%
Risk free interest rate																											2.46%	2.50%
Expected life (years)																											2 years 1 month 28 days	1 year 7 months 2 days
Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																											127.63%	141.83%
Risk free interest rate																											2.47%	2.69%
Expected life (years)																											2 years 3 months 10 days	1 year 8 months 15 days
Conversion Feature [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Conversion price (CAD) (in Dollars per share)																														$ 3
Expected Volatility					168.20%																												154.69%	135.29%
Risk free interest rate					2.77%																												3.35%	2.55%
Expected life (years)					1 year																												1 year 3 months 7 days
Credit Spread					25.00%																								25.00%				25.00%	25.00%
Foreign exchange rate					1.37																												1.42	1.37
Post-consolidated share price (USD) (in Dollars per share)					$ 0.0041																												$ 0.0041	$ 0.0041
Post-consolidated conversion price (USD) (in Dollars per share)					$ 1.2																												$ 3.6	$ 3.6
Conversion Feature [Member] | Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)																														3.98
Expected Volatility																													142.55%
Risk free interest rate																													2.73%
Expected life (years)																													1 year 7 months 9 days					1 year 3 months 21 days
Foreign exchange rate																													0.704
Conversion value (in Dollars) | $																													$ 929,743
Conversion Feature [Member] | Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)																														$ 10.76
Expected Volatility																													160.01%
Risk free interest rate																													3.01%
Expected life (years)																													1 year 11 months 4 days					2 years
Foreign exchange rate																													0.734
Conversion value (in Dollars) | $																													$ 8,672,271
Unsecured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility						132.95%											119.78%																	146.51%
Risk free interest rate						2.69%											2.54%																	2.55%
Expected life (years)						1 year 9 months 7 days											2 years																	6 months 21 days
Credit Spread																																		25.00%
Foreign exchange rate						1.37											1.39											1.38						1.37
Post-consolidated share price (USD) (in Dollars per share)						$ 0.0041											$ 0.0041											$ 0.0041						$ 0.0041
Post-consolidated exercise price (USD) (in Dollars per share)						$ 0.006											$ 0.006											$ 0.006
Post-consolidated conversion price (USD) (in Dollars per share)																																		$ 1.2
Unsecured Debenture Warrants [Member] | Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																												136.82%
Risk free interest rate																												2.49%
Expected life (years)																												1 year 6 months 25 days
Unsecured Debenture Warrants [Member] | Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																												141.83%
Risk free interest rate																												2.69%
Expected life (years)																												1 year 8 months 8 days
Secured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																																	149.46%	135.29%
Risk free interest rate																																	2.71%	2.55%
Expected life (years)																																	1 year 6 months	2 years
Foreign exchange rate																											1.4						1.42	2
Post-consolidated share price (USD) (in Dollars per share)																											$ 0.0041						$ 0.0041	$ 0.0041
Post-consolidated exercise price (USD) (in Dollars per share)																											$ 0.006						$ 0.006	$ 0.006
Secured Debenture Warrants [Member] | Bottom of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																											124.06%
Risk free interest rate																											2.46%
Expected life (years)																											2 years 1 month 17 days
Secured Debenture Warrants [Member] | Top of range [member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																											127.63%
Risk free interest rate																											2.47%
Expected life (years)																											2 years 3 months